Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000005553
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%	1.19%		2.42%
Without Sales Load [Member] | C000117204
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%	0.93%		2.16%
Without Sales Load [Member] | C000211686
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	1.30%	2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%	1.05%	1.91%